Cover	Jan. 27, 2025
Cover [Abstract]
Entity Registrant Name	AMJ Global Technology
Entity Central Index Key	0001593773
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Jan. 27, 2025
Entity File Number	333-194055
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	33-1230169
Entity Address Address Line 1	2470 E Flamingo Rd
Entity Address Address Line 2	Suite A
Entity Address City Or Town	Las Vegas
Entity Address State Or Province	NV
Entity Address Postal Zip Code	89121
City Area Code	213
Local Phone Number	709-4296
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false